Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Effective tax statutory rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)	34.00%	34.00%
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards					$ 25,550,778
Operating loss carry forwards expiration year					2026
Federal [Member]
Operating loss carry forwards					$ 30,171,769
Operating loss carry forwards expiration year					2026